Dividends	6 Months Ended
Jun. 30, 2020
Dividends
Dividends

B6     Dividends

	Half year 2020			Half year 2019
	Cents per share		$m	Cents per share		$m
Dividends relating to reporting period:
First interim ordinary dividend	5.37	¢	140	20.29	¢	526
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	25.97	¢	674	42.89	¢	1,108

In addition to the dividends shown in the table above, on 21 October 2019, following approval by the Group’s shareholders, Prudential plc demerged its UK and Europe operations (M&G plc) via a dividend in specie of $7,379 million.

Dividend per share

The 2020 first interim dividend of 5.37 cents per ordinary share will be paid on 28 September 2020 to shareholders in the UK on the register at 6.00pm BST and to shareholders on the Hong Kong branch register at 4.30pm Hong Kong time on 21 August 2020 (Record Date). Shareholders holding shares on the UK or Hong Kong share registers will continue to receive their dividend payments in either pounds sterling or Hong Kong dollars respectively, unless they elect otherwise. Shareholders holding shares on the UK or Hong Kong registers may elect to receive dividend payments in US dollars. Elections must be made through the relevant UK or Hong Kong share registrar on or before 7 September and 11 September 2020 respectively.The corresponding amount per share in pounds sterling and Hong Kong dollars is expected to be announced on or about 17 September 2020.The US dollar to pound sterling and Hong Kong dollar conversion rates will be determined by the actual rates achieved by Prudential buying those currencies during the two working days preceding the subsequent announcement. Holders of US American Depositary Receipts (US Shareholders) will be paid their dividends in US dollars on or about 28 September 2020. The 2020 first interim dividend will be paid on or about 5 October 2020 to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) at 5.00pm Singapore time on the Record Date (SG Shareholders). The exchange rate at which the dividend payable to the SG Shareholders will be translated from US dollars into Singapore dollars, will be determined by CDP.

Shareholders on the UK register are eligible to participate in a Dividend Reinvestment Plan.